Related Party Transactions - Convertible Promissory Notes (Detail) - Archer Aviation Inc $ in Thousands							12 Months Ended
	Nov. 21, 2019 USD ($)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 USD ($) item	Oct. 11, 2019 USD ($)	Oct. 11, 2019 USD ($)	Oct. 11, 2019 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Related Party Transaction
Conversion Amount							$ 5,294	$ 604
Outstanding principal balance on the convertible promissory notes							0	4,995
Convertible Note Purchase Agreement
Related Party Transaction
Outstanding principal balance on the convertible promissory notes							0	4,995	$ 0
Accrued interest							$ 0	$ 47
October Notes | Convertible Note Purchase Agreement
Related Party Transaction
Number of convertible promissory notes issued to founders					2	2
Amount of debt issued				$ 601	$ 601	$ 601
Interest rate				5.00%	5.00%	5.00%
Numerator used to calculate capped price in the debt conversion				$ 4,000
Discount rate					80.00%
October Notes | Convertible Note Purchase Agreement | Minimum
Related Party Transaction
Conversion Amount				$ 1,000
November Notes | Convertible Note Purchase Agreement
Related Party Transaction
Number of convertible promissory notes issued		3	3
Number of convertible promissory notes issued to founders		2	2
Number of convertible promissory notes issued to third-party investor		1	1
Amount of debt issued	$ 5,000	$ 5,000	$ 5,000
Interest rate	10.00%	10.00%	10.00%
Repayment of debt	$ 25,000
November Notes | Convertible Note Purchase Agreement | Minimum
Related Party Transaction
Conversion Amount	$ 25,000